Other Payable	12 Months Ended
Sep. 30, 2025
Other Payable [Abstract]
OTHER PAYABLE

Note 12 — OTHER PAYABLE

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Other payable	823,580	—	—
	823,580	—	—

Other payable are primarily related to disputed payables to manufacturers, renovation costs, payroll expense payable, and tax penalties.